Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 50.0		$ 121.2		$ 83.2	$ 43.6
Accounts receivable, net	498.7		269.5
Inventories	265.5		197.7
Receivables from affiliates	0		0
Deferred income taxes	31.1		7.6
Other current assets	29.0		26.9
Total current assets	874.3		622.9
Property, plant and equipment, net	273.6	[1]	147.2	[1]
Deferred income taxes	36.4		16.7
Goodwill	589.4		135.0		136.9
Identifiable intangibles, net	646.6		130.4
Other assets	87.4		64.5
Investment in, long term receivable from affiliates	0		0
Total assets	2,507.7		1,116.7
Current liabilities:
Notes payable to banks	1.2		0
Current portion of long-term debt	0.1		0.2
Accounts payable	152.4		127.1
Accrued compensation	38.0		24.2
Accrued customer program liabilities	119.0		66.8
Accrued interest	6.3		20.2
Other current liabilities	112.4		67.6
Payables to affiliates	0		0
Total current liabilities	429.4		306.1
Long-term debt	1,070.8		668.8
Long-term notes payable to affiliates	0		0
Deferred income taxes	165.0		85.6
Pension and post-retirement benefit obligations	119.8		106.1
Other non-current liabilities	83.5		12.0
Total liabilities	1,868.5		1,178.6
Stockholders' (deficit) equity:
Common stock	1.1		0.6
Treasury stock	(2.5)		(1.7)
Paid-in capital	2,018.5		1,407.4
Accumulated other comprehensive loss	(156.1)		(131.0)		(86.1)
Accumulated deficit	(1,221.8)		(1,337.2)
Total stockholders' (deficit) equity	639.2		(61.9)
Total liabilities and stockholders' equity (deficit)	2,507.7		1,116.7
Parent
Current assets:
Cash and cash equivalents	12.1		62.0		39.5	14.2
Accounts receivable, net	0		0
Inventories	0		0
Receivables from affiliates	7.9		19.7
Deferred income taxes	18.1		2.4
Other current assets	1.0		5.5
Total current assets	39.1		89.6
Property, plant and equipment, net	0.3		0.6
Deferred income taxes	0		1.0
Goodwill	0		0
Identifiable intangibles, net	57.7		57.8
Other assets	16.3		13.7
Investment in, long term receivable from affiliates	1,248.0		727.8
Total assets	1,361.4		890.5
Current liabilities:
Notes payable to banks	0
Current portion of long-term debt	0		0.1
Accounts payable	0		0
Accrued compensation	4.7		1.7
Accrued customer program liabilities	0		0
Accrued interest	0.2		20.2
Other current liabilities	12.3		3.3
Payables to affiliates	28.5		9.0
Total current liabilities	45.7		34.3
Long-term debt	401.6		668.5
Long-term notes payable to affiliates	178.2		178.2
Deferred income taxes	93.8		64.1
Pension and post-retirement benefit obligations	1.8		5.1
Other non-current liabilities	1.1		2.2
Total liabilities	722.2		952.4
Stockholders' (deficit) equity:
Common stock	1.1		0.6
Treasury stock	(2.5)		(1.7)
Paid-in capital	2,018.5		1,407.4
Accumulated other comprehensive loss	(156.1)		(131.0)
Accumulated deficit	(1,221.8)		(1,337.2)
Total stockholders' (deficit) equity	639.2		(61.9)
Total liabilities and stockholders' equity (deficit)	1,361.4		890.5
Guarantors
Current assets:
Cash and cash equivalents	(3.0)		(1.2)		(0.4)	(1.5)
Accounts receivable, net	193.9		90.6
Inventories	133.7		97.5
Receivables from affiliates	148.5		0.8
Deferred income taxes	0		0
Other current assets	13.0		9.3
Total current assets	486.1		197.0
Property, plant and equipment, net	140.7		75.6
Deferred income taxes	0		0
Goodwill	400.6		70.5
Identifiable intangibles, net	434.3		50.3
Other assets	16.6		5.2
Investment in, long term receivable from affiliates	869.0		869.7
Total assets	2,347.3		1,268.3
Current liabilities:
Notes payable to banks	0
Current portion of long-term debt	0.1		0.1
Accounts payable	76.5		52.6
Accrued compensation	16.8		9.6
Accrued customer program liabilities	63.8		23.4
Accrued interest	6.1		0
Other current liabilities	44.9		21.3
Payables to affiliates	191.8		259.4
Total current liabilities	400.0		366.4
Long-term debt	647.4		0.3
Long-term notes payable to affiliates	26.7		16.4
Deferred income taxes	0		0
Pension and post-retirement benefit obligations	60.9		54.7
Other non-current liabilities	13.9		4.8
Total liabilities	1,148.9		442.6
Stockholders' (deficit) equity:
Common stock	448.0		448.0
Treasury stock	0		0
Paid-in capital	1,192.0		921.9
Accumulated other comprehensive loss	(68.9)		(65.8)
Accumulated deficit	(372.7)		(478.4)
Total stockholders' (deficit) equity	1,198.4		825.7
Total liabilities and stockholders' equity (deficit)	2,347.3		1,268.3
Non-Guarantors
Current assets:
Cash and cash equivalents	40.9		60.4		44.1	30.9
Accounts receivable, net	304.8		178.9
Inventories	131.8		100.2
Receivables from affiliates	88.4		66.9
Deferred income taxes	13.0		5.2
Other current assets	15.0		12.1
Total current assets	593.9		423.7
Property, plant and equipment, net	132.6		71.0
Deferred income taxes	36.4		15.7
Goodwill	188.8		64.5
Identifiable intangibles, net	154.6		22.3
Other assets	54.5		45.6
Investment in, long term receivable from affiliates	441.0		441.0
Total assets	1,601.8		1,083.8
Current liabilities:
Notes payable to banks	1.2
Current portion of long-term debt	0		0
Accounts payable	75.9		74.5
Accrued compensation	16.5		12.9
Accrued customer program liabilities	55.2		43.4
Accrued interest	0		0
Other current liabilities	55.2		43.0
Payables to affiliates	245.0		262.1
Total current liabilities	449.0		435.9
Long-term debt	21.8		0
Long-term notes payable to affiliates	373.0		0
Deferred income taxes	71.2		21.5
Pension and post-retirement benefit obligations	57.1		46.3
Other non-current liabilities	68.5		5.0
Total liabilities	1,040.6		508.7
Stockholders' (deficit) equity:
Common stock	315.5		316.4
Treasury stock	0		0
Paid-in capital	347.6		347.7
Accumulated other comprehensive loss	(52.2)		(29.8)
Accumulated deficit	(49.7)		(59.2)
Total stockholders' (deficit) equity	561.2		575.1
Total liabilities and stockholders' equity (deficit)	1,601.8		1,083.8
Eliminations
Current assets:
Cash and cash equivalents	0		0
Accounts receivable, net	0		0
Inventories	0		0
Receivables from affiliates	(244.8)		(87.4)
Deferred income taxes	0		0
Other current assets	0		0
Total current assets	(244.8)		(87.4)
Property, plant and equipment, net	0		0
Deferred income taxes	0		0
Goodwill	0		0
Identifiable intangibles, net	0		0
Other assets	0		0
Investment in, long term receivable from affiliates	(2,558.0)		(2,038.5)
Total assets	(2,802.8)		(2,125.9)
Current liabilities:
Notes payable to banks	0
Current portion of long-term debt	0		0
Accounts payable	0		0
Accrued compensation	0		0
Accrued customer program liabilities	0		0
Accrued interest	0		0
Other current liabilities	0		0
Payables to affiliates	(465.3)		(530.5)
Total current liabilities	(465.3)		(530.5)
Long-term debt	0		0
Long-term notes payable to affiliates	(577.9)		(194.6)
Deferred income taxes	0		0
Pension and post-retirement benefit obligations	0		0
Other non-current liabilities	0		0
Total liabilities	(1,043.2)		(725.1)
Stockholders' (deficit) equity:
Common stock	(763.5)		(764.4)
Treasury stock	0		0
Paid-in capital	(1,539.6)		(1,269.6)
Accumulated other comprehensive loss	121.1		95.6
Accumulated deficit	422.4		537.6
Total stockholders' (deficit) equity	(1,759.6)		(1,400.8)
Total liabilities and stockholders' equity (deficit)	$ (2,802.8)		$ (2,125.9)

[1]	Net property, plant and equipment as of December 31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.